Financing Income and Expenses (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	[1]	Dec. 31, 2022	[1]
Financial Income
Net change in fair value of financial instruments mandatorily measured at fair value through profit or loss	$ 1,594	$ 80		$ 3,902
Interest income in cash and cash equivalents	193	0		85
Net foreign exchange income	0	982		891
Total Financial Income	1,787	1,062	[2]	4,878	[2]
Financial Expenses
Interest expenses on lease liability	183	135		259
Net foreign exchange loss	66	0		0
Derivative issuance expenses	982	0		0
Net change in fair value of financial instruments mandatorily measured at fair value through profit or loss	787	0		0
Loss from investment in financial assets through profit or loss fair value	27	0		0
Bank interest and commission expenses	3	1		14
Total financing (income) expenses	(2,048)	(136)	[2]	(273)	[2]
Net financing expenses (income) recognized in profit or loss	$ (261)	$ 926	[2]	$ 4,605	[2]

[1]	Restated- see Note 3 for discontinued operation
[2]	Restated- see Note 3 for details of discontinued operation